SHARE-BASED COMPENSATION - Schedule of Classification of Share-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventory
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Capitalized share-based compensation expense	$ 661	$ 1,668
Cost of goods sold
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Capitalized share-based compensation expense	2,361	3,432
Stock options
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	6,434	7,084
Stock options | Cost of goods sold
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	1,121	1,059
Stock options | Selling, general and administrative expense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	5,313	6,025
RSUs
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	7,897	8,251
RSUs | Cost of goods sold
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	1,407	1,352
RSUs | Selling, general and administrative expense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	$ 6,490	$ 6,899